Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel Operating and Supervision Costs
Crew wages and vessel management employee costs	$ 89,463	$ 80,713	$ 79,624
Technical maintenance expenses	39,369	37,653	28,694
Other vessel operating expenses	19,403	21,296	19,766
Total	$ 148,235	$ 139,662	$ 128,084